Employees' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees' Emoluments [Abstract]
Salaries and other short-term benefits	$ 2,476,506	$ 1,369,524	$ 1,878,963
Defined contribution benefit schemes	189,621	280,594	1,888,828
Total employee benefits expense (including directors' emoluments)	$ 2,666,127	$ 1,650,118	$ 3,767,791